Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Assets
Cash and cash equivalents		₨ 3,650,446	$ 44,400	₨ 3,781,978	₨ 5,101,083
Other assets		4,540,098	55,221	2,136,850
Trade Receivables	[1]	11,345,542		10,784,668
Other receivables		3,270,064		3,276,985
Other investments		1,044,020	12,698	476,050
Liabilities
Bank overdraft		951,504	$ 11,573	371,995	123,666
Lease liabilities		2,451,179		2,207,403	₨ 2,202,649
Other liabilities		19,877		60,742
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		4,845,233		4,574,013
Other assets		850,261		447,940
Trade Receivables		11,345,542		10,784,668
Other receivables				29,869
Other investments		1,044,020		476,050
Derivative financial instrument		25,263
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		4,845,233		4,574,013
Other assets		850,261		447,940
Trade Receivables		11,345,542		10,784,668
Other receivables				29,869
Other investments		1,044,020		476,050
Derivative financial instrument		25,263
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		951,466		371,995
Lease liabilities		2,451,179		2,207,403
Other liabilities		19,877		60,742
Borrowings from banks		14,982,750		7,379,680
Borrowings from others		2,045,239		5,000,511
Trade and other payables		11,267,576		10,510,409
Other financial liabilities		2,059,524
6% Compulsory Convertible Debentures		2,000,000		2,000,000
9% Cumulative Non-convertible preference shares		500,000		500,000
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		951,466		371,995
Lease liabilities		2,451,179		2,207,403
Other liabilities		19,877		60,742
Borrowings from banks		14,982,750		7,379,680
Borrowings from others		2,045,239		5,000,511
Trade and other payables		11,267,576		10,510,409
Other financial liabilities		2,059,524
6% Compulsory Convertible Debentures		2,000,000		2,000,000
9% Cumulative Non-convertible preference shares		500,000		500,000
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		951,466		371,995
Lease liabilities		2,451,179		2,207,403
Other liabilities		19,877		60,742
Borrowings from banks		14,982,750		7,379,680
Borrowings from others		2,045,239		5,000,511
Trade and other payables		11,267,576		10,510,409
Derivative financial liabilities		0		0
Other financial liabilities		2,059,524
6% Compulsory Convertible Debentures		2,000,000		2,000,000
9% Cumulative Non-convertible preference shares		500,000		500,000
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Other financial liabilities		0
6% Compulsory Convertible Debentures		0		0
9% Cumulative Non-convertible preference shares		0		0
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Other financial liabilities		0
6% Compulsory Convertible Debentures		0		0
9% Cumulative Non-convertible preference shares		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		4,845,233		4,574,013
Other assets		850,261		447,940
Trade Receivables		11,345,542		10,784,668
Other receivables				29,869
Other investments		372,000		474,340
Derivative financial instrument		0
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables				0
Other investments		0		0
Derivative financial instrument		25,263
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables				0
Other investments		671,020		₨ 1,710
Derivative financial instrument		₨ 0

[1]	Trade receivables as of March 31, 2023 and March 31, 2022 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.